Shareholders' Equity (Details) - Summary of company's share option activity $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Summary of company's share option activity [Abstract]
Number of Options, Outstanding, Beginning balance | shares	1,072,777
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 17.17
Weighted- average remaining contractual term Weighted- average remaining contractual term	7 years 8 months 23 days
Aggregate intrinsic value Aggregate intrinsic value | $	$ 18,170
Number of shares upon exercise, Outstanding, Ending balance | shares	861,174
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 17.83
Weighted- average remaining contractual term, Outstanding, Ending balance	7 years 4 months 13 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 30,612
Number of shares upon exercise, Exercisable | shares	400,138
Weighted average exercise price, Exercisable | $ / shares	$ 14.55
Weighted- average remaining contractual term, Exercisable	6 years 6 months 18 days
Aggregate intrinsic value, Exercisable | $	$ 15,538
Number of shares upon exercise, Granted | shares
Weighted average exercise price, Granted | $ / shares
Number of shares upon exercise, Exercised | shares	(197,022)
Weighted average exercise price, Exercised | $ / shares	$ 14.29
Number of shares upon exercise, Forfeited | shares	(14,581)
Weighted average exercise price, Forfeited | $ / shares	$ 17.12